UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    May 23, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107       1380        21900   X                         21900
Apache Corp              Common    037411105      31674       262156   X                        262156
Approach Resources Inc   Common    03834A103       1160        74000   X                         74000
Cabot Oil & Gas          Common    127097103      34724       683000   X                        683000
Cameron International C  Common    13342B105      11101       266600   X                        266600
Canadian Natural Resour  Common    136385101      22014       322509   X                        322509
Chevron Corp             Common    166764100      18356       215045   X                        215045
ConocoPhillips           Common    20825C104      16021       210220   X                        210220
Devon Energy Corp        Common    25179M103      32182       308464   X                        308464
El Paso Corporation      Common    28336L109      20484      1230988   X                       1230988
Endeavour International  Common    29259G101      11701      8797480   X                       8797480
Equitable Res Inc        Common    294549100      16162       274400   X                        274400
Exxon Mobil Corp         Common    30231G102      22147       261848   X                        261848
Forest Oil Corp          Common    346091705      19589       400100   X                        400100
Hess Corporation         Common    42809H107      27957       317050   X                        317050
National-Oilwell Varco,  Common    637071101      20668       354028   X                        354028
Noble Energy Inc         Common    655044105      11262       154700   X                        154700
Occidental Petroleum Co  Common    674599105      23385       319600   X                        319600
Petrohawk Energy Corpcm  Common    716495106      15893       787946   X                        787946
Quicksilver Res Inc      Common    74837R104       2002        54800   X                         54800
Range Resouces Corp      Common    75281A109      36636       577400   X                        577400
Schlumberger LTD         Common    806857108      17987       206750   X                        206750
Southern Union Company   Common    844030106       8916       383155   X                        383155
Southwestern Energy Co   Common    845467109      22464       666800   X                        666800
Talisman Energy, Inc     Common    87425E103      19995      1129650   X                       1129650
Transocean Inc           Common    G90073100      32459       240081   X                        240081
Whiting Petroleum Corpo  Common    966387102       2799        43300   X                         43300
Williams Companies       Common    969457100      25004       758150   X                        758150
XTO Energy Inc           Common    98385X106      29312       473849   X                        473849

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:  555,436